SEGMENTAL ANALYSIS - Schedule of Operating Segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Segment	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Number of reporting segments | Segment	2
Net interest income	£ 13,105	£ 11,036		£ 10,770
Other income	3,640	3,637		3,815
Total income	16,745	14,673		14,585
Operating expenses	(9,199)	(10,206)		(9,196)
Profit before tax	6,094	5,785	[1]	1,329	[1]
Segment external assets	616,928	602,849
Segment external liabilities	577,869	562,077
Analysis of segment other income:
Fee and commission income	2,352	2,195		1,924
Fee and commission expense	(1,101)	(942)		(909)
Net fee and commission income	1,251	1,253		1,015
Other income	3,640	3,637		3,815
Other segment items reflected in income statement above:
Depreciation and amortisation	2,348	2,777		2,670
Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	13,105	11,036		10,770
Other income	3,640	3,637		3,815
Total income	16,745	14,673		14,585
Operating expenses	(9,199)	(10,206)		(9,196)
Impairment (charge) credit	(1,452)	1,318
Profit before tax	6,094	5,785
External income	16,745	14,673		14,585
Inter-segment (expense) income	0	0		0
Segment income	16,745	14,673
Segment external assets	616,928	602,849		599,939
Segment external liabilities	577,869	562,077		558,821
Analysis of segment other income:
Fee and commission income	2,352	2,195		1,924
Fee and commission expense	(1,101)	(942)		(909)
Net fee and commission income	1,251	1,253		1,015
Operating lease rental income	1,077	1,059		1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(76)	(116)
Other income	1,388	1,441		1,535
Other income	3,640	3,637		3,815
Other segment items reflected in income statement above:
Depreciation and amortisation	2,348	2,777		2,670
Defined benefit scheme charges	125	236		247
Non-income statement segment items:
Additions to fixed assets	3,704	3,102		2,815
Underlying basis | Current accounts
Analysis of segment other income:
Fee and commission income	642	634		610
Underlying basis | Credit and debit card fees
Analysis of segment other income:
Fee and commission income	1,190	878		748
Underlying basis | Commercial banking fees
Analysis of segment other income:
Fee and commission income	196	284		169
Underlying basis | Factoring
Analysis of segment other income:
Fee and commission income	79	76		76
Underlying basis | Other fees and commissions
Analysis of segment other income:
Fee and commission income	245	323		321
Retail £m | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	9,746	8,515
Other income	1,684	1,596
Total income	11,430	10,111
Operating expenses	(5,696)	(5,878)
Impairment (charge) credit	(1,373)	447
Profit before tax	4,361	4,680
External income	11,996	11,200
Inter-segment (expense) income	(566)	(1,089)
Segment income	11,430	10,111
Segment external assets	372,585	364,375
Segment external liabilities	314,051	312,578
Analysis of segment other income:
Fee and commission income	1,220	1,023
Fee and commission expense	(665)	(571)
Net fee and commission income	555	452
Operating lease rental income	1,065	1,046
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0
Other income	64	98
Other income	1,684	1,596
Other segment items reflected in income statement above:
Depreciation and amortisation	1,216	1,525
Defined benefit scheme charges	72	89
Non-income statement segment items:
Additions to fixed assets	2,146	1,922
Retail £m | Underlying basis | Current accounts
Analysis of segment other income:
Fee and commission income	420	425
Retail £m | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Fee and commission income	734	533
Retail £m | Underlying basis | Commercial banking fees
Analysis of segment other income:
Fee and commission income	0	0
Retail £m | Underlying basis | Factoring
Analysis of segment other income:
Fee and commission income	0	0
Retail £m | Underlying basis | Other fees and commissions
Analysis of segment other income:
Fee and commission income	66	65
Commercial Banking | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	3,227	2,479
Other income	947	918
Total income	4,174	3,397
Operating expenses	(2,207)	(2,732)
Impairment (charge) credit	(471)	869
Profit before tax	1,496	1,534
External income	3,375	3,172
Inter-segment (expense) income	799	225
Segment income	4,174	3,397
Segment external assets	89,536	85,806
Segment external liabilities	140,923	145,273
Analysis of segment other income:
Fee and commission income	1,102	1,048
Fee and commission expense	(280)	(247)
Net fee and commission income	822	801
Operating lease rental income	12	13
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0
Other income	113	104
Other income	947	918
Other segment items reflected in income statement above:
Depreciation and amortisation	195	273
Defined benefit scheme charges	28	29
Non-income statement segment items:
Additions to fixed assets	94	168
Commercial Banking | Underlying basis | Current accounts
Analysis of segment other income:
Fee and commission income	222	209
Commercial Banking | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Fee and commission income	456	345
Commercial Banking | Underlying basis | Commercial banking fees
Analysis of segment other income:
Fee and commission income	196	247
Commercial Banking | Underlying basis | Factoring
Analysis of segment other income:
Fee and commission income	79	76
Commercial Banking | Underlying basis | Other fees and commissions
Analysis of segment other income:
Fee and commission income	149	171
Other | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	132	42		(18)
Other income	1,009	1,123		1,398
Total income	1,141	1,165		1,380
Operating expenses	(1,296)	(1,596)		(1,243)
Impairment (charge) credit	392	2
Profit before tax	237	(429)
External income	1,374	301		245
Inter-segment (expense) income	(233)	864		1,135
Segment income	1,141	1,165
Segment external assets	154,807	152,668		156,549
Segment external liabilities	122,895	104,226		123,471
Analysis of segment other income:
Fee and commission income	30	124		90
Fee and commission expense	(156)	(124)		(117)
Net fee and commission income	(126)	0		(27)
Operating lease rental income	0	0		0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(76)	(116)
Other income	1,211	1,239		1,280
Other income	1,009	1,123		1,398
Other segment items reflected in income statement above:
Depreciation and amortisation	937	979		668
Defined benefit scheme charges	25	118		117
Non-income statement segment items:
Additions to fixed assets	1,464	1,012		1,042
Other | Underlying basis | Current accounts
Analysis of segment other income:
Fee and commission income	0	0		0
Other | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Fee and commission income	0	0		0
Other | Underlying basis | Commercial banking fees
Analysis of segment other income:
Fee and commission income	0	37		0
Other | Underlying basis | Factoring
Analysis of segment other income:
Fee and commission income	0	0		0
Other | Underlying basis | Other fees and commissions
Analysis of segment other income:
Fee and commission income	£ 30	£ 87		£ 90

[1]	Restated, see page F-14.